RELATED PARTY TRANSACTIONS (Details 3) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Bain Advisors
Due to Related Parties	¥ 20,000	$ 3,074	¥ 0